Derivative Instruments - Location and Fair Value Amounts of Derivative Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Derivatives, Fair Value [Line Items]
Other Current Assets	$ 7,467	$ 11,879
Other Assets	220,716	198,992
Accrued Liabilities	(140,976)	(129,896)
Derivative Liabilities	(143,222)	(94,354)
Derivative Financial Instruments, Liabilities
Derivatives, Fair Value [Line Items]
Accrued Liabilities	(2,342)	(1,721)
Current Portion of Derivative Liabilities	(18,956)	(23,290)
Derivative Liabilities	(143,222)	(94,354)
Derivative Financial Instruments, Liabilities | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Accrued Liabilities	0	0
Current Portion of Derivative Liabilities	(548)	(4,225)
Derivative Liabilities	0	(425)
Derivative Financial Instruments, Liabilities | Cross currency swaps
Derivatives, Fair Value [Line Items]
Accrued Liabilities		(96)
Current Portion of Derivative Liabilities		(4,442)
Derivative Liabilities		0
Derivative Financial Instruments, Liabilities | Interest rate swaps
Derivatives, Fair Value [Line Items]
Accrued Liabilities	(2,342)	(1,625)
Current Portion of Derivative Liabilities	(18,408)	(14,623)
Derivative Liabilities	(143,222)	(93,929)
Derivative Financial Instruments, Assets
Derivatives, Fair Value [Line Items]
Other Current Assets	1,123	1,028
Other Assets	0	2,075
Derivative Financial Instruments, Assets | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Other Current Assets	1,123	0
Other Assets	0	0
Derivative Financial Instruments, Assets | Cross currency swaps
Derivatives, Fair Value [Line Items]
Other Current Assets		0
Other Assets		0
Derivative Financial Instruments, Assets | Interest rate swaps
Derivatives, Fair Value [Line Items]
Other Current Assets	0	1,028
Other Assets	$ 0	$ 2,075